Amortized Cost and Fair Value Available-For-Sale Fixed Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale fixed-maturity securities:
Due in one year or less	$ 23,313
Due after one year through five years	226,927
Due after five years through ten years	176,086
Due after ten years	119,112
Structured securities	189,519
Total available-for-sale fixed-maturity securities	734,957	$ 660,954
Available-for-sale fixed-maturity securities:
Due in one year or less	23,685
Due after one year through five years	234,973
Due after five years through ten years	176,051
Due after ten years	128,731
Structured securities	188,091
Total available-for-sale fixed-maturity securities	$ 751,531	$ 674,562